Financial investments - Carrying amount of financial investments (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	$ 276,683	$ 255,660
Financial investments measured at fair value through other comprehensive income | – treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	102,704	86,749
Financial investments measured at fair value through other comprehensive income | – debt securities
Disclosure of financial assets [line items]
Financial assets	172,280	167,107
Financial investments measured at fair value through other comprehensive income | – equity securities
Disclosure of financial assets [line items]
Financial assets	1,606	1,696
Financial investments measured at fair value through other comprehensive income | – other instruments
Disclosure of financial assets [line items]
Financial assets	93	108
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	131,250	109,066
Debt instruments measured at amortised cost | – treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	30,627	34,507
Debt instruments measured at amortised cost | – debt securities
Disclosure of financial assets [line items]
Financial assets	100,623	74,559
Financial investments
Disclosure of financial assets [line items]
Financial assets	$ 407,933	$ 364,726